UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2016

Date of reporting period:	8/31/2016

Item 1.	Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 99.0%
Application Software — 1.9%
SS&C Technologies Holdings, Inc.	89,396	$2,945,598

Asset Management & Custody Banks — 17.4%
Amundi SA (France), 144A	156,902	7,600,517
Anima Holding SpA (Italy), 144A	1,283,619	6,216,546
Banca Generali SpA (Italy)	153,283	3,071,521
Invesco Ltd.	116,288	3,627,023
Julius Baer Group Ltd. (Switzerland)*	154,602	6,485,290

		27,000,897

Consumer Finance — 6.5%
American Express Co.	37,867	2,483,318
Capital One Financial Corp.	107,284	7,681,534

		10,164,852

Diversified Banks — 51.2%
Banca Popolare dell’Emilia Romagna SC (Italy)	1,087,372	4,185,140
Bank of America Corp.	342,111	5,521,672
Bank of Baroda (India)	1,691,031	4,109,637
Bank of Montreal (Canada)	60,200	3,992,829
Bank of Nova Scotia (The) (Canada)	89,900	4,785,663
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	19,750,600	3,975,432
BNP Paribas SA (France)	149,901	7,655,509
Canadian Imperial Bank of Commerce (Canada)	96,301	7,644,452
Citigroup, Inc.	171,197	8,172,945
Comerica, Inc.	105,218	4,975,759
FinecoBank Banca Fineco SpA (Italy)	545,192	3,313,673
ING Groep NV, CVA (Netherlands)	551,460	6,901,708
JPMorgan Chase & Co.	86,015	5,806,012
Permanent TSB Group Holdings PLC (Ireland)*	503,226	1,125,390
Societe Generale SA (France)	94,816	3,461,704
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	1	1
Van Lanschot NV, CVA (Netherlands)	219,416	4,067,367

		79,694,893

Diversified Capital Markets — 3.3%
UBS Group AG (Switzerland)	358,080	5,189,191

Investment Banking & Brokerage — 1.0%
Atlas Mara Ltd. (British Virgin Islands)*	520,767	1,583,132

Multi-Line Insurance — 2.8%
Hartford Financial Services Group, Inc. (The)	106,265	4,364,304

Property & Casualty Insurance — 2.2%
XL Group Ltd. (Ireland)	101,565	3,476,570

Regional Banks — 5.5%
GronlandsBANKEN A/S (Greenland)	10,852	975,914
PNC Financial Services Group, Inc. (The)	83,964	7,565,156

		8,541,070

Reinsurance — 2.8%
Reinsurance Group of America, Inc.	40,928	4,392,393

Specialized Finance — 4.4%
Callidus Capital Corp (Canada)(a)	194,013	2,409,998
Singapore Exchange Ltd. (Singapore)	794,400	4,401,329

		6,811,327

TOTAL COMMON STOCKS (cost $149,174,034)		154,164,227

	Units
WARRANTS*(b)
Investment Banking & Brokerage
Atlas Mara Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	7,369

TOTAL LONG-TERM INVESTMENTS (cost $149,178,947)		154,171,596

	Shares
SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,641,970)(c)(d)	2,641,970	2,641,970

UNAFFILIATED MUTUAL FUND — 1.1%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $1,798,062)	1,798,062	1,798,062

TOTAL SHORT-TERM INVESTMENTS (cost $4,440,032)		4,440,032

TOTAL INVESTMENTS — 101.8% (cost $153,618,979)(e)		158,611,628
Liabilities in excess of other assets — (1.8)%		(2,824,796)

NET ASSETS — 100.0%		$155,786,832

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVA	Certificate Van Aandelen (Bearer)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,487,164; cash collateral of $2,641,970, (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2016.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$153,959,730

Appreciation	17,978,850
Depreciation	(13,326,952)

Net Unrealized Appreciation	$4,651,898

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
British Virgin Islands	$1,583,132	$—	$—
Canada	18,832,942	—	—
France	—	18,717,730	—
Greenland	975,914	—	—
India	—	4,109,637	—
Indonesia	3,975,432	—	—
Ireland	3,476,570	1,125,390	—
Italy	—	16,786,880	—
Netherlands	6,901,708	4,067,367	—
Singapore	—	4,401,329	—
Switzerland	—	11,674,481	—
Turkey	—	1	—
United States	57,535,714	—	—
Warrants
British Virgin Islands	7,369	—	—
Affiliated Mutual Fund	2,641,970
Unaffiliated Mutual Fund	1,798,062	—	—

Total	$97,728,813	$60,882,815	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$2,501,231	L1 to L2	Official Close to Model Price

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2016 were as follows:

United States	39.8%
Canada	12.1
France	12.0
Italy	10.8
Switzerland	7.5
Netherlands	7.0
Ireland	3.0
Singapore	2.8
India	2.6
Indonesia	2.6
British Virgin Islands	1.0
Greenland	0.6

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.2%
Biotechnology — 50.5%
Aeglea BioTherapeutics, Inc.*	602,772	$3,393,606
Agios Pharmaceuticals, Inc.*(a)	124,493	4,586,322
Alexion Pharmaceuticals, Inc.*	575,705	72,458,231
Alnylam Pharmaceuticals, Inc.*(a)	641,303	44,795,015
Amicus Therapeutics, Inc.*(a)	3,025,756	20,242,308
Applied Genetic Technologies Corp.*	654,132	8,359,807
Audentes Therapeutics, Inc.*(a)	241,382	3,775,214
Avexis, Inc.*(a)	143,110	5,057,507
BioCryst Pharmaceuticals, Inc.*(a)	889,393	3,655,405
Biogen, Inc.*	192,019	58,686,767
BioMarin Pharmaceutical, Inc.*	1,605,913	150,779,172
Bluebird Bio, Inc.*(a)	701,656	34,619,707
Celgene Corp.*	1,327,282	141,674,081
Chimerix, Inc.*(a)	955,908	4,597,917
Corvus Pharmaceuticals, Inc.*	200,911	2,742,435
DBV Technologies SA (France), ADR*	338,795	11,715,531
Epizyme, Inc.*(a)	1,237,999	9,049,773
Incyte Corp.*	897,285	72,769,813
Inotek Pharmaceuticals Corp.*(a)	1,160,379	8,238,691
Insmed, Inc.*	857,407	11,103,421
MacroGenics, Inc.*	187,949	5,602,760
Medgenics, Inc. (Israel)*(a)	1,261,358	7,063,605
Medivation, Inc.*	293,383	23,634,934
Natera, Inc.*(a)	518,542	5,159,493
Neurocrine Biosciences, Inc.*	281,294	13,631,507
Nivalis Therapeutics, Inc.*	161,249	1,030,381
Otonomy, Inc.*	889,099	14,625,679
OvaScience, Inc.*(a)	1,562,582	9,516,124
ProQR Therapeutics NV (Netherlands)*	1,645,254	9,657,641
Proteostasis Therapeutics, Inc.*(a)	665,198	9,518,983
Prothena Corp. PLC (Ireland)*(a)	392,856	19,634,943
PTC Therapeutics, Inc.*	187,992	1,543,414
Radius Health, Inc.*(a)	196,371	10,768,986
Regeneron Pharmaceuticals, Inc.*	153,158	60,122,173
REGENXBIO, Inc.*(a)	122,697	1,436,782
Retrophin, Inc.*(a)	565,062	9,052,293
Sage Therapeutics, Inc.*(a)	618,941	23,006,037
Sarepta Therapeutics, Inc.*(a)	775,556	20,218,745
Shire PLC, ADR	581,006	108,752,703
Syndax Pharmaceuticals, Inc.*(a)	140,488	1,992,120
TESARO, Inc.*(a)	721,338	61,090,115
Trevena, Inc.*	483,559	3,278,530
Ultragenyx Pharmaceutical, Inc.*(a)	423,027	27,885,940
Vertex Pharmaceuticals, Inc.*	238,550	22,545,361

		1,143,069,972

Drug Retail — 2.0%
CVS Health Corp.	489,945	45,760,863

Health Care Equipment — 3.9%
DexCom, Inc.*	345,272	31,450,827
GenMark Diagnostics, Inc.*(a)	1,334,522	11,370,127
Medtronic PLC	529,492	46,081,689

		88,902,643

Health Care Facilities — 2.8%
Acadia Healthcare Co., Inc.*(a)	445,291	22,794,446
Universal Health Services, Inc. (Class B Stock)	337,226	40,645,850

		63,440,296

Health Care Supplies — 1.0%
Alere, Inc.*	437,643	17,124,970
Derma Sciences, Inc.*	910,180	4,514,493

		21,639,463

Health Care Technology — 0.4%
athenahealth, Inc.*(a)	79,713	9,759,263

Life Sciences Tools & Services — 2.5%
Illumina, Inc.*(a)	334,250	56,267,645

Managed Health Care — 15.5%
Aetna, Inc.	709,230	83,065,018
Centene Corp.*	920,002	62,826,937
Cigna Corp.	390,239	50,052,054
Humana, Inc.	302,381	54,038,508
UnitedHealth Group, Inc.	742,796	101,057,396

		351,039,913

Pharmaceuticals — 19.6%
Aerie Pharmaceuticals, Inc.*(a)	1,913,983	37,054,711
Allergan PLC*	473,168	110,976,823
Assembly Biosciences, Inc.*(a)	1,342,370	8,201,881
AstraZeneca PLC (United Kingdom), ADR(a)	817,713	26,829,163
Bristol-Myers Squibb Co.	950,933	54,574,045
Cassiopea SpA (Italy)*	67,672	2,132,918
Cassiopea SpA (Italy), 144A*(b)	230,363	7,260,691
Dermira, Inc.*	754,574	23,421,977
Eli Lilly & Co.	915,549	71,183,935
Flex Pharma, Inc.*(a)	199,817	2,211,974
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	105,069	8,589,391
Intra-Cellular Therapies, Inc.*(a)	981,380	39,588,869
Medicines Co. (The)*(a)	757,581	29,674,448
Novo Nordisk A/S (Denmark), ADR	227,353	10,621,932
Ocular Therapeutix, Inc.*(a)	1,670,576	10,674,981
SteadyMed, Ltd. (Israel), ADR*	347,749	1,231,031

		444,228,770

TOTAL COMMON STOCKS (cost $1,696,851,674)		2,224,108,828

PREFERRED STOCK — 0.2%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(b)(c)(d) (cost $2,400,000)	4,084,064	5,382,449

TOTAL LONG-TERM INVESTMENTS (cost $1,699,251,674)		2,229,491,277

SHORT-TERM INVESTMENTS — 21.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $38,819,489)(e)	38,819,489	38,819,489
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $449,249,584)(e)(f)	449,249,584	449,249,584

TOTAL SHORT-TERM INVESTMENTS (cost $488,069,073)		488,069,073

TOTAL INVESTMENTS — 119.9% (cost $2,187,320,747)(g)		2,717,560,350
Liabilities in excess of other assets — (19.9)%		(451,092,926)

NET ASSETS — 100.0%		$2,266,467,424

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $438,623,538; cash collateral of $449,249,584 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,400,000. The aggregate value of $5,382,449 is approximately 0.2% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,382,449 and 0.2% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolio 2 — Prudential Institutional Money Market Fund.
(f)	Represents security purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,190,160,722

Appreciation	670,886,902
Depreciation	(143,487,274)

Net Unrealized Appreciation	$527,399,628

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,143,069,972	$—	$—
Drug Retail	45,760,863	—	—
Health Care Equipment	88,902,643	—	—
Health Care Facilities	63,440,296	—	—
Health Care Supplies	21,639,463	—	—
Health Care Technology	9,759,263	—	—
Life Sciences Tools & Services	56,267,645	—	—
Managed Health Care	351,039,913	—	—
Pharmaceuticals	436,968,079	7,260,691	—
Preferred Stock
Health Care Equipment	—	—	5,382,449
Affiliated Mutual Funds	488,069,073	—	—

Total	$2,704,917,210	$7,260,691	$5,382,449

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Cable & Satellite — 2.9%
Charter Communications, Inc. (Class A Stock)*	225,990	$58,126,888
Comcast Corp. (Class A Stock)	544,835	35,555,932

		93,682,820

Electric Utilities — 38.3%
Alliant Energy Corp.	2,516,048	95,484,022
Alupar Investimento SA (Brazil)	361,924	1,811,189
Alupar Investimento SA (Brazil), 144A(a)	1,721,024	8,612,581
American Electric Power Co., Inc.	1,939,733	125,248,560
DONG Energy A/S (Denmark)*	260,342	10,328,771
DONG Energy A/S (Denmark), 144A*(a)	158,869	6,302,946
Duke Energy Corp.	403,076	32,109,034
Edison International	1,578,905	114,817,972
El Paso Electric Co.	436,094	19,925,135
Enel SpA (Italy)	6,917,785	30,569,225
Exelon Corp.	2,843,718	96,686,412
FirstEnergy Corp.	928,931	30,403,912
Fortis, Inc. (Canada)	1,033,827	32,518,960
ITC Holdings Corp.	1,125,657	50,902,209
NextEra Energy, Inc.	1,290,178	156,034,127
PG&E Corp.	2,341,215	145,014,857
Pinnacle West Capital Corp.	517,087	38,802,208
Portland General Electric Co.	2,049,765	86,315,604
PPL Corp.	930,302	32,355,904
Southern Co. (The)	655,213	33,632,083
Xcel Energy, Inc.	2,661,839	110,093,661

		1,257,969,372

Gas Utilities — 3.2%
Atmos Energy Corp.	962,480	70,934,776
Snam SpA (Italy)	5,920,604	32,861,796

		103,796,572

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.*	2,081,985	25,983,173
NRG Yield, Inc. (Class A Stock)	626,525	10,080,787
NRG Yield, Inc. (Class C Stock)	1,418,671	23,890,420

		59,954,380

Integrated Telecommunication Services — 2.2%
Cellnex Telecom SAU (Spain)	996,758	17,402,651
Cellnex Telecom SAU (Spain), 144A(a)	986,763	17,228,145
Frontier Communications Corp.(b)	8,511,448	39,152,661

		73,783,457

Multi-Utilities — 22.4%
Ameren Corp.	2,288,660	113,105,577
CMS Energy Corp.	2,780,349	116,691,248
Dominion Resources, Inc.	627,089	46,504,920
DTE Energy Co.	1,529,801	142,118,513
NiSource, Inc.	4,558,992	109,142,268
Sempra Energy	1,054,139	110,294,564
Veolia Environnement SA (France)	1,073,517	22,876,282
WEC Energy Group, Inc.(b)	1,220,072	73,057,911

		733,791,283

Oil & Gas Storage & Transportation — 14.9%
Cheniere Energy Partners LP	550,000	14,828,000
Cheniere Energy Partners LP Holdings LLC(b)	2,496,502	50,404,375
Cheniere Energy, Inc.*	842,515	36,143,894
Dominion Midstream Partners LP	407,074	10,364,104
Enbridge, Inc. (Canada)	1,112,455	43,873,854
Energy Transfer Partners LP	1,621,941	64,780,324
EQT GP Holdings LP	1,100,824	27,619,674
ONEOK, Inc.	343,415	16,102,729
Plains All American Pipeline LP	1,426,100	40,016,366
SemGroup Corp. (Class A Stock)	895,346	27,845,261
Tallgrass Energy GP LP(b)	738,774	17,191,271
Targa Resources Corp.	434,021	18,914,635
TransCanada Corp. (Canada)	1,545,084	70,067,215
Williams Cos., Inc. (The)	1,841,072	51,439,552

		489,591,254

Renewable Electricity — 3.0%
Atlantica Yield PLC (Spain)	2,422,582	45,811,026
EDP Renovaveis SA (Spain)	431,445	3,452,110
NextEra Energy Partners LP	1,744,077	50,804,963

		100,068,099

Specialized REITs — 7.9%
American Tower Corp.	620,409	70,341,972
Crown Castle International Corp.	610,757	57,881,441
CyrusOne, Inc.	1,703,897	86,626,123
Digital Realty Trust, Inc.(b)	433,462	42,951,750

		257,801,286

Water Utilities — 2.8%
American Water Works Co., Inc.	1,247,090	92,272,189

TOTAL LONG-TERM INVESTMENTS (cost $2,537,624,796)		3,262,710,712

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $15,572,710)(c)	15,572,710	15,572,710
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $151,717,633)(c)(d)	151,717,633	151,717,633

TOTAL SHORT-TERM INVESTMENTS (cost $167,290,343)		167,290,343

TOTAL INVESTMENTS — 104.5% (cost $2,704,915,139)(e)		3,430,001,055
Liabilities in excess of other assets — (4.5)%		(147,048,793)

NET ASSETS — 100.0%		$3,282,952,262

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,085,625; cash collateral of $151,717,633 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,718,691,585

Appreciation	800,421,693
Depreciation	(89,112,223)

Net Unrealized Appreciation	$711,309,470

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$93,682,820	$—	$—
Electric Utilities	1,212,484,620	45,484,752	—
Gas Utilities	70,934,776	32,861,796	—
Independent Power Producers & Energy Traders	59,954,380	—	—
Integrated Telecommunication Services	39,152,661	34,630,796	—
Multi-Utilities	710,915,001	22,876,282	—
Oil & Gas Storage & Transportation	489,591,254	—	—
Renewable Electricity	96,615,989	3,452,110	—
Specialized REITs	257,801,286	—	—
Water Utilities	92,272,189	—	—
Affiliated Mutual Funds	167,290,343	—	—

Total	$3,290,695,319	$139,305,736	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) and/or their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds’ is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    October 18, 2016

*	Print the name and title of each signing officer under his or her signature.